Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	2021	2020
Accrued payroll	$1,001	$1,008
Accrued interest	11,873	2,137
Accrued dry-docking expenses	280	2,177
Accrued expenses	7,692	5,638
Total	$20,846	$10,960